CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income /(loss)	$ (258,682,725)	$ (413,262,114)	$ (67,483,880)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	13,168,207	18,267,515	17,503,373
Stock-based compensation expenses	568,047	3,413,610	4,511,190
Deferred tax (benefit)/expense	92,635,419	(81,124,977)	65,623,218
Amortization of deferred charges	5,728,866	3,242,398	2,828,337
Share of loss/(gain) of equity investees	26,166,538	23,345,765	(17,028,301)
Exchange loss/(gain)	(39,952,338)	9,707,463	3,093,907
Changes in unrecognized tax benefit	6,298,039	29,025,853	10,932,057
Loss on extinguishment of debt	(9,620,914)		1,843,306
(Gain)/loss on short-term investments	71,675,454	30,203,357	(5,052,944)
Gain on disposal of property held for lease	(5,687,312)		(82,805,785)
Proceeds from disposal of short-term investments	359,025		5,825,136
Purchase of trading securities		(109,303,567)
Allowance for doubtful accounts	2,119,346	2,781,268	6,453,654
Impairment loss on goodwill	1,481,006	4,355,469	6,400,262
Impairment loss on intangible assets		14,295,790
Impairment on interests in equity investee			1,216,730
Others	(64,687)	3,834,826	1,023,693
Changes in operating assets and liabilities:
Accounts receivable	22,272,540	37,981,853	3,807,913
Real estate properties development completed and under development	(506,304,362)	647,900,818	440,486,384
Contract assets	(18,682,950)	(5,940,218)	(4,091,608)
Real estate properties held for lease	(51,502,401)	26,897,517	(2,576,802)
Advances to suppliers	61,413,770	(76,248,232)	1,581,351
Other receivables	(103,913,042)	83,761,147	(88,480,519)
Deposits for land use rights	(1,182,046)	43,725,198	(46,870,478)
Other deposits and prepayments	15,076,597	(34,882,024)	59,693,294
Other current assets	(6,456,006)	2,359,210	(2,610,160)
Amounts due from related parties	47,297,291	(33,014,545)	47,907,083
Amounts due from employees	(47,565)	(997,298)	1,876,639
Other assets	14,383,358	(20,542,642)	(1,779,120)
Accounts payable	(94,511,442)	(128,043,926)	124,021
Customer deposits	210,848,409	143,204,992	(233,463,779)
Income tax payable	13,392,278	(35,014,314)	(38,358,479)
Other payables and accrued liabilities	(29,962,164)	(51,513,133)	241,107,544
Payroll and welfare payable	2,392,037	(3,059,265)	(7,198,828)
Amounts due to related parties	(10,979,186)	251,053	10,728,133
Net cash provided by operating activities	(530,272,913)	135,608,847	336,766,542
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	3,264,138	7,052,259	93,001,129
Purchase of property and equipment	(28,681)	(2,058,162)	(1,294,014)
Acquisition of subsidiaries, net of cash acquired	510,108,525		(938,733)
Acquisition of long-term investments		(27,768,648)	(219,220,373)
Return of capital			24,296,031
Loan to employees	554,309
Net cash used in investing activities	513,898,291	(22,774,551)	(104,155,960)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options			134,790
Purchase of treasury shares			(2,483,896)
Dividends to shareholders	(4,661,341)	(4,055,664)	(14,284,148)
Amounts due to related parties	(4,068,750)	44,288,546	(24,477,542)
Repayments of short-term bank loans and current portion of long-term bank loans	(205,502,651)	(790,322,990)	(819,432,106)
Proceeds from short-term bank loans and current portion of long-term bank loans	5,825,838	193,848,327	105,007,105
Repayment of long-term bank loans	(38,472,000)	(183,056,732)	(199,845,816)
Proceeds from long-term bank loans	83,335,835	339,581,996	433,177,672
Repayment of other short-term debt	(4,059,023)	(11,572,583)	(60,033,909)
Proceeds from other short-term debt	85,768,101	17,689,487	18,917,551
Repayment of other long-term debt	(98,522,299)	(891,457,400)	(882,010,043)
Proceeds from other long-term debt	124,661,778	610,114,087	1,047,849,099
Payment of financing cost		(6,947,448)	(6,361,147)
Payment of principal from finance lease	(5,207,694)	(1,916,297)	(8,476,338)
Repayment of mandatorily redeemable non-controlling interests			(462,754)
Proceeds from mandatorily redeemable non-controlling interests	475,728	1,070,310
Contributions from non-controlling interests, net		5,659,417	222,712,481
Net cash used in financing activities	(60,426,478)	(677,076,944)	(190,069,001)
NET(DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(76,801,100)	(564,242,648)	42,541,581
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(82,342,346)	24,132,269	114,855,646
Cash, cash equivalents and restricted cash, at beginning of year	719,871,755	1,259,982,134	1,102,584,907
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	560,728,309	719,871,755	1,259,982,134
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	283,131,542	426,399,881	926,809,581
Restricted cash	277,596,767	293,471,874	333,172,553
Incomes taxes paid	99,120,026	99,120,026	100,712,739
Interest paid	$ 112,037,414	$ 261,746,433	149,271,138
NON-CASH ACTIVITIES
Debt extinguishment costs included in other payables and accrued liabilities			$ 3,652,705